Intangibles And Goodwill (Changes In Carrying Amount Of Intangibles) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 459	$ 851
Additions	138	126
Disposition (Note 3)		(393)
Amortization	(97)	(107)
foreign currency translation		(18)
Ending balance	500	459
Program Rights And Advances [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		1
Amortization		(1)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	377	118
Additions	121	99
Transfers	(2)	234
Disposition (Note 3)		(7)
Amortization	(84)	(67)
Ending balance	412	377
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3	211
Additions	17	26
Transfers	2	(234)
Ending balance	22	3
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	79	522
Disposition (Note 3)		(386)
Amortization	(13)	(39)
foreign currency translation		(18)
Ending balance	$ 66	$ 79